Consolidated Balance Sheets		Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Current assets
Cash at banks		$ 2,376,362	$ 890,578
Accounts receivable, net		1,631,524	2,489,147
Contract assets, net		48,451	78,303
Deferred offering cost		947,587
Deposits		16,782	6,654
Total current assets		5,020,706	3,464,682
Non-current assets
Plant and equipment, net		62,507	52,207
Right-of-use assets - operating lease		5,894	28,914
Contract assets, net		273,509	157,292
Deferred tax assets		7,104	1,201
Total non-current assets		349,014	239,614
Total assets		5,369,720	3,704,296
Current liabilities
Accounts payable		1,350,632	1,472,935
Finance lease liabilities		5,334	5,334
Operating lease liabilities		5,943	21,231
Accrued expenses		696,966	81,101
Income tax payable		23,060	222,429
Total current liabilities		2,239,192	1,967,087
Non-current liabilities
Operating lease liabilities			5,943
Finance lease liabilities		13,777	18,666
Long service payments obligation		6,625	4,053
Total non-current liabilities		20,402	28,662
Total liabilities		2,259,594	1,995,749
Shareholders’ equity
Ordinary shares, 5,000,000,000 shares authorized; USD0.00001 par value, 20,000,000 and 16,100,000 shares issued and outstanding, as of March 31, 2025 and 2024, respectively	[1]	200	161
Subscription receivable			(161)
Additional paid in capital		375,064	3
Retained earnings		2,734,862	1,708,544
Total shareholders’ equity		3,110,126	1,708,547
Total liabilities and shareholders’ equity		5,369,720	3,704,296
Director [Member]
Current liabilities
Due to a director		$ 157,257	$ 164,057

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 13).